Segment Reporting - Schedule of Net Profit or Loss (Details) - Reportable Segments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Profit or Loss [Member]
Segment Revenue	$ 41,103,389	$ 31,772,286
Cost of revenue	(35,844,936)	(28,120,506)
Other income	1,700,512	1,830,899
Selling and marketing expenses	(710,210)	(191,582)
General and administrative expenses	(10,389,710)	(3,846,367)
Other Expenses	(34,557)	(27,781)
Finance Cost	(431,435)	(328,610)
Change in fair value of warrant liability	38,363
Income tax expenses	(275,914)	(224,302)
(Loss) profit for the year	(4,844,498)	864,037
Cleaning [Member]
Schedule of Net Profit or Loss [Member]
Segment Revenue	23,340,627	18,565,897
Cost of revenue	(20,827,165)	(17,156,622)
Other income	912,296	1,212,231
Selling and marketing expenses	(117,893)	(46,188)
General and administrative expenses	(728,730)	(904,227)
Other Expenses	(32,635)	(14,214)
Finance Cost	(325,587)	(160,662)
Change in fair value of warrant liability
Income tax expenses	(38,054)	(133,672)
(Loss) profit for the year	2,182,859	1,362,543
Manpower [Member]
Schedule of Net Profit or Loss [Member]
Segment Revenue	17,762,762	13,206,389
Cost of revenue	(15,017,771)	(10,963,884)
Other income	788,216	618,668
Selling and marketing expenses	(155,489)	(145,394)
General and administrative expenses	(919,471)	(606,278)
Other Expenses	(1,922)	(13,567)
Finance Cost	(105,160)	(58,086)
Change in fair value of warrant liability
Income tax expenses	(237,860)	(90,630)
(Loss) profit for the year	2,113,305	1,947,218
Unallocated [Member]
Schedule of Net Profit or Loss [Member]
Segment Revenue
Cost of revenue
Other income
Selling and marketing expenses	(436,828)
General and administrative expenses	(8,741,509)	(2,335,862)
Other Expenses
Finance Cost	(688)	(109,862)
Change in fair value of warrant liability	38,363
Income tax expenses
(Loss) profit for the year	$ (9,140,662)	$ (2,445,724)
As Revised [Member]
Schedule of Net Profit or Loss [Member]
Segment Revenue			$ 20,022,529
Cost of revenue			(17,450,131)
Other income			1,952,420
Selling and marketing expenses			(325,678)
General and administrative expenses			(2,909,167)
Other Expenses			(57,113)
Finance Cost			(329,370)
Income tax expenses			(142,150)
(Loss) profit for the year			761,340
As Revised [Member] | Cleaning [Member]
Schedule of Net Profit or Loss [Member]
Segment Revenue			13,221,770
Cost of revenue			(11,899,993)
Other income			1,899,039
Selling and marketing expenses			(62,328)
General and administrative expenses			(746,604)
Other Expenses			(57,111)
Finance Cost			(285,368)
Income tax expenses			(107,220)
(Loss) profit for the year			1,962,185
As Revised [Member] | Manpower [Member]
Schedule of Net Profit or Loss [Member]
Segment Revenue			6,800,759
Cost of revenue			(5,550,138)
Other income			53,381
Selling and marketing expenses			(263,350)
General and administrative expenses			(77,997)
Other Expenses			(2)
Finance Cost
Income tax expenses			(34,930)
(Loss) profit for the year			927,723
As Revised [Member] | Unallocated [Member]
Schedule of Net Profit or Loss [Member]
Segment Revenue
Cost of revenue
Other income
Selling and marketing expenses
General and administrative expenses			(2,084,566)
Other Expenses
Finance Cost			(44,002)
Income tax expenses
(Loss) profit for the year			$ (2,128,568)